Lease liabilities (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Lease Liabilities
Depreciation expense for right-of-use assets (Note 7)	$ 242	$ 224	$ 484	$ 386
Accretion of lease liabilities (Note 24)	94	88	182	158
Total amount	$ 336	$ 312	$ 666	$ 544